Total
AB Sustainable US Thematic Portfolio
AB Sustainable US Thematic Portfolio (formerly AB FlexFeeTM US Thematic Portfolio)
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AB Sustainable US Thematic Portfolio Advisor Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AB Sustainable US Thematic Portfolio Advisor Class
Management Fees	0.55%	[1]
Distribution and/or Service (12b-1) Fees	none
Transfer Agent	0.05%
Other Expenses	0.24%
Total Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver and/or Expense Reimbursement	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%
[1]	Restated to reflect Management Fees effective as of August 23, 2021.
[2]	The Adviser has contractually agreed to waive fees and/or to bear expenses of the Fund until October 31, 2022 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.65% of average daily net assets for Advisor Class shares (“expense limitations”). The expense limitations will remain in effect until October 31, 2022 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, the expense limitations will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period. Under a separate expense limitation agreement applicable to the Fund’s Advisor Class shares, for the period from June 28, 2017 through December 31, 2018, the Adviser contractually agreed to waive fees and/or to bear expenses of the Fund to the extent necessary to prevent “Total Other Expenses,” on an annualized basis, from exceeding 0.05% of average daily net assets. Total Other Expenses means aggregate expenses incurred by the Fund, but do not include (i) advisory fees; (ii) distribution and/or service (Rule 12b-1) fees; (iii) extraordinary expenses; (iv) interest expense; (v) acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest; (vi) expenses associated with securities sold short; (vii) taxes; and (viii) brokerage commission and other transaction costs. Pursuant to this expense limitation agreement, any fees waived and expenses borne by the Adviser through December 31, 2018 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s total Fund operating expenses to exceed the expense limitation for Advisor Class shares in effect (1) at the time of the waiver or reimbursement or (2) at the time of recapture.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	AB Sustainable US Thematic Portfolio Advisor Class USD ($)
After 1 Year	$ 66
After 3 Years	250
After 5 Years	447
After 10 Years	$ 1,020

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund pursues opportunistic growth by investing primarily in a portfolio of U.S. companies whose business activities the Adviser believes position the issuer to benefit from certain environmentally- or socially-oriented sustainable investment themes that align with one or more of the United Nations Sustainable Development Goals (“SDGs”). These themes include the advancement of health, climate, and empowerment. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that satisfy the Fund’s sustainability criteria. A company that derives at least 25% of its total revenues from activities consistent with the achievement of the SDGs meets such criteria, although many of the companies in which the Fund invests will derive a much greater portion of their revenues from such activities.
The Adviser employs a combination of
“top-down”
and
“bottom-up”
investment processes with the goal of identifying, based on its internal research and analysis, the most attractive U.S. securities that fit into sustainable investment themes. First, under the top-down
approach, the Adviser seeks to identify the sustainable investment themes. In addition to this
“top-down”
thematic approach, the Adviser then uses a
“bottom-up”
analysis of individual companies that focuses on prospective earnings growth, valuation and quality of company management and on evaluating a company’s risks relating to environmental, social, and corporate governance (“ESG”) factors. ESG factors, which can vary across companies and industries, may include environmental impact, corporate governance, ethical business practices, diversity and employee practices, product safety, supply chain management and community impact. Eligible investments include securities of issuers that the Adviser believes will maximize total return while also contributing to positive societal impact aligned with one or more SDGs. While the Adviser emphasizes positive selection criteria over broad-based negative screens in assessing an issuer’s exposure to ESG factors, the Fund will not invest in companies that derive revenue from direct involvement in alcohol, coal, gambling, pornography, prisons, tobacco or weapons.
The Adviser normally considers a universe of primarily U.S.
mid-
to large-capitalization companies for investment. The Adviser expects that normally the Fund’s portfolio will emphasize investments in securities issued by U.S. companies, although it may invest in foreign securities.

PRINCIPAL RISKS
•
Market Risk:
The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund’s growth approach, may underperform the market generally.

•
ESG Risk:
Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment
reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with favorable ESG characteristics may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, “sustainability” is not a uniformly defined characteristic, and the Fund’s sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment.

•
Foreign
(Non-U.S.)
Risk:
Investments in securities of
non-U.S.
issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•
Capitalization Risk:
Investments in
mid-capitalization
companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization
companies may have additional risks because these companies may have limited product lines, markets or financial resources.

•
Management Risk:
The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over the life of the Fund; and

•	how the Fund’s average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at
www.abfunds.com
(click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Prior to August 23, 2021, the Fund had a performance-based, or fulcrum, advisory fee. Accordingly, performance information shown below reflects performance fee adjustments and would have been different if the Fund had been managed under the current advisory fee arrangement.

Bar Chart
The annual returns in the bar chart are for the Fund’s Advisor Class shares. Through June 30, 2021, the year-to-date unannualized return for the Fund’s shares was 12.16%.

During the period shown in the bar chart, the Fund’s: Best Quarter was up 25.63%, 2nd quarter, 2020; and Worst Quarter was down -15.21%, 1st quarter, 2020.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Total Returns - AB Sustainable US Thematic Portfolio		1 Year	Since Inception [2]	Inception Date
Advisor Class	[1]	37.34%	20.79%	Jun. 28, 2017
Advisor Class | Return After Taxes on Distributions	[1]	36.69%	20.52%	Jun. 28, 2017
Advisor Class | Return After Taxes on Distributions and Sale of Fund Shares	[1]	22.38%	16.57%	Jun. 28, 2017
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		18.40%	15.26%
[1]	After-tax Returns: –Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and –Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Advisor Class shares is June 28, 2017.